NASDAQ® THE NASDAQ STOCK MARKET
9600 BLACKWELL ROAD
ROCKVILLE, MD 20850

Received SEC
MAR 15 2010
Washington, DC 20549

Gary Sundick
Vice President
Listing Qualifications

10010236

CERTNAS
001-34656

By Facsimile and First Class Mail

March 15, 2010

Ms. Cecile Peters
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Ms. Peters:

This is to certify that on March 11, 2010 The Nasdaq Stock Market (the "Exchange") received from China Lodging Group, Limited (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following securities:

American Depositary Shares, each representing
four Ordinary Shares

Ordinary Shares, par value US$0.0001 per share*

We further certify that the securities described above have been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking effectiveness of the Form 8-A 12(b) concurrently with effectiveness of its 1933 Act Registration Statement, and we hereby join in such request.

Sincerely,

Gary N. Sundick

* Not for trading, but only in connection with the registration of American Depositary Shares.